Employee Benefits - Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) - Health Care and Life - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	$ 1,175	$ 1,119	$ 1,363
Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	848	589
Fair Value, Inputs, Level 1, 2 and 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	471	71
Fair Value, Inputs, Level 1, 2 and 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	239	294
Fair Value, Inputs, Level 1, 2 and 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	24	23
Fair Value, Inputs, Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	96	141
Fair Value, Inputs, Level 1, 2 and 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	18	60
Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	808	476
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	431	1
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	239	294
Level 1 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	24	22
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	96	141
Level 1 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	18	18
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	40	113
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	40	70
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	1
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 2 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	42
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Level 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	0	0
Investments measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets amount	$ 327	$ 530